Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Key Management Compensation

Key management compensation for the years ended December 31, 2025, 2024 and 2023 is as follows:

	Year Ended December 31,
	2025	2024	2023
(in USD and thousands)
Share-based benefits	$64,576	$3,832	$10,443
Short term employee benefits	24,966	28,396	17,223
Other	98	139	138
Total	$89,640	$32,367	$27,804